DELAWARE POOLED® TRUST

The Focus Smid-Cap Growth Equity Portfolio
The Large-Cap Growth Equity Portfolio
The Select 20 Portfolio

(each a “Portfolio” and collectively, the “Portfolios”)

Supplement to the Portfolios’ Statement of Additional Information
dated February 28, 2014

The following changes will be effective sixty (60) days after the date of this Supplement.

The following information replaces the section entitled, “Investment Strategies and Risks – Foreign Investments”:

Investors in The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios (as well as The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The High-Yield Bond, and The Core Plus Fixed Income Portfolios, each of which possesses a limited ability to invest in foreign securities) should recognize that investing in securities issued by foreign corporations and foreign governments involves certain considerations, including those set forth in the Prospectuses, which are not typically associated with investments in U.S. issuers. Since the securities of foreign issuers are frequently denominated in foreign currencies, and since each Portfolio may temporarily hold un-invested reserves in bank deposits in foreign currencies, these Portfolios will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of each Portfolio permit each to enter into forward foreign currency exchange contracts and permit The Focus Smid-Cap Growth Equity and The Emerging Markets Portfolios to engage in certain options and futures activities in order to hedge holdings and commitments against changes in the level of future currency rates. See “Foreign Currency Transactions” above.

The Large-Cap Value Equity, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may invest up to 20%, 20%, 20%, 10%, 25%, and 30%, respectively, of their net assets in securities of foreign issuers and may hold foreign currency. The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest without limitation in foreign securities and hold foreign currency. Each of these Portfolios has the right to purchase securities in any developed, underdeveloped, or emerging country. The International Equity, The Large-Cap Growth Equity, The Labor Select International Equity, and The Focus Smid-Cap Growth Equity Portfolios will not invest, at the time of purchase, more than 10% of their net assets in emerging markets securities. The High-Yield Bond Portfolio will not invest, at the time of purchase, more than 20% of its net assets in emerging markets securities. The Select 20 Portfolio will not invest at time of purchase more than 20% of its net assets in foreign and emerging markets securities and may hold foreign currency. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments, which could affect investments in securities of issuers in those nations.

In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the U.S., and this information tends to be of a lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

It is also expected that the expenses for custodial arrangements of The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios’ foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of foreign withholding taxes will reduce the income a Portfolio receives from the companies comprising the Portfolio’s investments. See “Distributions and Taxes.”

Further, a Portfolio may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Portfolio may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States.

Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest, and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Portfolio invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, neither the Manager nor Mondrian believes that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Portfolio may invest, and in which The Emerging Markets Portfolio and The Emerging Markets Portfolio II will primarily invest, have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties, and extreme poverty and unemployment. Other factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash-flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies, and the political constraints to which a government debtor may be subject.

With respect to investment in debt issues of foreign governments, the ability of a foreign government or government-related issuer to make timely and ultimate payments on its external debt obligations will also be strongly influenced by the issuer’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates, and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign government or government-related issuer cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance, or repay principal or interest when due may curtail the willingness of such third parties to lend funds, which may further impair the issuer’s ability or willingness to service its debts in a timely manner. The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a government issuer to obtain sufficient foreign exchange to service its external debt.

The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign government and government-related high yield securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign government and government-related high yield securities in which The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may invest will not be subject to similar defaults or restructuring arrangements that may adversely affect the value of such investments. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

With respect to forward foreign currency exchanges, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain. See “Forward Foreign Currency Exchange Contracts” below.

With reference to the Portfolios’ investments in foreign government securities, there is the risk that a foreign governmental issuer may default on its obligations. If such a default occurs, a Portfolio may have limited effective legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government and government-related debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government and government-related debt obligations in the event of default under their commercial bank loan agreements.

Investments and opportunities for investments by foreign investors in emerging market countries are subject to a variety of national policies and restrictions. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest, and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which the Portfolios’ invest. Although these restrictions may in the future make it undesirable to invest in emerging countries, neither the Manager nor Mondrian believes that any current registration restrictions would affect its decision to invest in such countries.

As disclosed in the Prospectus for The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The High Yield Bond Portfolio, and The Core Plus Fixed Income Portfolio, the foreign short-term fixed income securities in which the Portfolios may invest may be U.S. dollar or foreign currency denominated, including the euro. Such securities may include those issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote development or reconstruction. Supranational entities include: The Work Bank, European Investment Bank, Asian Development Bank, European Economic Community, and the Inter-American Development Bank. Such fixed income securities will be typically rated, at the time of purchase, AA or higher by S&P or Aa or higher by Moody’s, or of comparable quality as determined by the Manager or Mondrian, as applicable.

The following information replaces the first paragraph in the section entitled, “Investment Strategies and Risks – Real Estate Investment Trusts (“REITs”)”:

The Real Estate Investment Trust Portfolio may invest in REITs consistent with its investment objectives and policies. In addition, The Emerging Markets Portfolio II may invest up to 10% of its net assets in REITs and The Select 20 Portfolio may invest up to 15% of its net assets in REITs. The Focus Smid-Cap Growth Equity Portfolio and The Large-Cap Growth Equity Portfolio may invest in REITs.

Please keep this Supplement for future reference.

This Supplement is dated November 20, 2014.